Bluebay Destra International Event-driven Credit Fund
Schedule of Investments (unaudited)
As of June 30, 2025

Shares or Principal Amount	Description	Value
	BANK LOANS – 51.2%
	BAHAMAS – 2.0%
5,400,001	Government of Bahamas, 8.425%, 09/08/2026(1),(2),(3)	$6,750,001

	FRANCE – 3.5%
	Atos S.E.:
8,000,000	0.000%, 12/18/2029(4),(5),(7)	8,357,788
3,250,000	7.078%, (3-Month Euribor + 260 basis points), 12/17/2030(4),(5)	3,079,031
1,084,444	1.000%, (3-Month Euribor + 100 basis points), 12/17/2032(4),(5)	547,378
		11,984,197
	GERMANY – 17.1%
$3,691,113	Arvos BidCo Sarl, 10.014%, 08/30/2027(4)	2,959,811
	BOS GmbH & Co KG:
2,428,571	0.000%, 12/31/2049(1),(3),(5)	2,565,693
1,303,610	0.000%, 12/31/2049(1),(3),(5)	1,377,214
	IFA Holding GmbH TL:
401,087	7.954%, 03/31/2026(1),(3),(5)	423,733
1,368,010	8.355%, 03/31/2026(1),(3),(5)	1,445,250
1,237,723	8.355%, 03/31/2026(1),(3),(5)	1,307,607
387,717	0.000%, 03/31/2029(1),(3),(5)	45,512
17,726,631	Leoni Bordnetz-Systeme GmbH, 5.927%, 12/31/2026(1),(3),(5),(7)	18,727,513
	Standard Profil Automotive GmbH:
5,512,679	15.000%, 09/30/2025(1),(3),(5)	6,471,040
1,414,670	15.000%, 09/30/2025(1),(3),(5)	1,660,606
5,527,146	15.000%, 12/31/2025(1),(3),(5)	6,488,022
	Varta AG:
5,058,300	5.497%, 12/31/2027(1),(3),(5),(7)	4,512,628
401,849	5.497%, 12/31/2027(1),(3),(5),(7)	353,782
431,808	5.497%, 12/31/2027(1),(3),(5),(7)	215,422
3,944,349	9.747%, 12/31/2027(1),(3),(5),(7)	3,426,245
4,472,751	11.747%, 12/31/2027(1),(3),(5),(7)	5,315,952
899,439	Varta Consumer Batteries GmbH, 11.747%, 12/31/2027(1),(3),(5),(7)	1,069,001
		58,365,031
	JERSEY – 0.7%
$13,626,756	Petrofac Ltd., 14.812%, 10/28/2026(4)	2,384,683
Shares or Principal Amount	Description	Value
	BANK LOANS (continued)
	LUXEMBOURG – 9.7%
10,340,973	Arvos BidCo Sarl, 7.511%, 08/30/2027(5)	$9,710,973
	Arvos Holdco SARL:
790,298	0.500%, 11/29/2027(4),(5)	204,092
$650,621	0.500%, 11/29/2027(4)	143,137
8,869,155	Foundever Group SA, 5.760%, (1-Month Euribor + 375 basis points), 08/28/2028(4),(5)	5,889,310
7,007,799	Takko Luxembourg TL,15.000%, 12/09/2026(1),(3),(5),(8)	17,069,120
		33,016,632
	NETHERLANDS – 11.3%
5,000,000	Accell Group Holding B.V., 7.000%, 06/30/2031(4),(5)	3,521,540
	Compact Bidco BV:
3,928,389	12.000%, 06/30/2029(1),(3),(5)	4,611,326
15,909,210	12.000%, 11/25/2029(1),(3),(5)	18,324,818
	Sprint Bidco BV:
7,359,703	0.000%, 06/30/2029(4),(5),(7)	302,371
7,700,414	0.500%, 05/31/2030(4),(5),(7)	3,954,609
7,307,520	0.500%, 05/31/2030(4),(5),(7)	7,119,664
4,391,647	0.000%, 06/30/2031(4),(5),(7)	489,736
5,128,241	0.000%, 06/30/2031(4),(5),(7)	331,087
		38,655,151
	NORWAY – 4.1%
7,039,888	Hurtigruten Newco AS, 12.145%, 02/23/2029(4),(5)	1
	Prosafe SE:
$20,449,425	6.931%, (SOFR + 250 basis points), 12/17/2025(4)	11,758,419
$3,773,591	7.057%, (SOFR + 250 basis points), 12/17/2025(4)	2,169,815
		13,928,235
	SAUDI ARABIA – 0.2%
	Ahmad Hamad AI Gosaibi & Brothers TL:
$3,047,652	0.000%, 01/01/2050(1),(3),(7)	156,192
3,240,000	0.000%, 01/01/2050(1),(3),(5),(7)	194,917
8,400,000	0.000%, 01/01/2050(1),(3),(5),(7)	505,341
		856,450

Bluebay Destra International Event-driven Credit Fund
Schedule of Investments (continued) (unaudited)
As of June 30, 2025

Shares or Principal Amount	Description	Value
	BANK LOANS (continued)
	UNITED KINGDOM – 1.4%
	Praesidiad, Ltd.:
302,972	10.598%, 06/30/2026(1),(3),(5)	$302,296
302,972	10.598%, 06/30/2026(1),(3),(5)	302,296
607,971	10.598%, 06/30/2026(1),(3),(5)	717,233
94,250	0.000%, 09/30/2027(1),(3),(4),(5)	94,040
6,998,095	0.250%, 09/30/2027(1),(3),(5)	147,864
381,714	8.000%, 09/30/2027(1),(3),(4),(5)	380,862
2,944,773	9.598%, 12/31/2027(1),(3),(5)	2,782,653
		4,727,244
	UNITED STATES – 1.2%
$7,369,302	Sitel Worldwide Corp., 8.191%, (3-Month Term SOFR + 401 basis points), 08/28/2028(4)	4,078,835

	TOTAL BANK LOANS (Cost $172,891,907)	174,746,459

	CORPORATE DEBT SECURITIES – 8.9%
	BERMUDA – 2.8%
$9,635,134	Ventura Offshore Midco, Ltd., 10.000%, 04/19/2027(3)	9,692,352

	GERMANY – 1.2%
3,500,000	BOS GmbH & Co. KG, 11.031%, (3-Month Euribor + 900 basis points), 06/25/2029(1),(3),(4),(5)	4,045,981

	MALTA – 0.7%
$3,000,000	Cruise Yacht Upper HoldCo, Ltd., 11.875%, 07/05/2028	2,543,110

	NORWAY – 2.1%
40,611,186	Lime Petroleum, 13.860%,(3-Month Norwegian Interbank + 925 basis points), 07/19/2027(4),(6),(9)	4,036,520
$3,000,000	Moreld AS, 9.875%, 02/11/2030(1),(3)	2,951,750
		6,988,270
	UNITED KINGDOM – 2.1%
$7,000,000	Galileo Global Technologies Ltd, 13.750%, 03/04/2028(1),(3)	7,052,814

	UNITED STATES – 0.0%
$98,705	Voyager Aviation Holdings, LLC, 8.500%, 05/09/2026(1),(9),(11)	—

	TOTAL CORPORATE DEBT SECURITIES (Cost $30,525,322)	30,322,527
Shares or Principal Amount	Description	Value
	INTERNATIONAL DEBT SECURITIES – 17.3%
	BERMUDA – 4.0%
$16,625,000	Floatel International, Ltd., 9.750%, 04/10/2029	$13,880,921

	FRANCE – 1.2%
8,088,000	Atos S.E., 1.000%, 12/18/2032(5)	4,070,937

	GERMANY – 3.6%
25,864,000	Standard Profil Automotive GmbH, 6.250%, 04/30/2026(5)	12,144,116

	JERSEY – 0.2%
$3,870,000	Petrofac Ltd., 9.750%, 11/15/2026(11)	619,200

	LUXEMBOURG – 2.4%
3,749,462	Ferralum Metals Group SA, 10.000%, 12/30/2026(5)	1,298,382
	HSE Finance Sarl:
4,116,000	5.625%, 10/15/2026(5)	2,464,070
559,000	7.893%, (3-Month Euribor + 575 basis points), 10/15/2026(4),(5)	349,433
	NCO Invest SA:
10,536,245	10.000%, 12/30/2026(5),(10)	4,329
3,890,045	10.000%, 12/30/2026(5),(10)	68,495
	Paper Industries Intermediate Financing Sarl:
252,568	9.996%, (3-Month Euribor + 800 basis points), 03/01/2028(1),(4),(5),(9)	271,276
7,399,085	8.496%, (3-Month Euribor + 650 basis points), 09/01/2028(4),(5),(8)	3,387,303
668,890	8.496%, (3-Month Euribor + 650 basis points), 09/01/2028(4),(5),(8),(9)	306,218
		8,149,506
	NORWAY – 0.1%
348,718	OCV Recovery AS, 2.000%, 12/31/2026(6),(8),(9)	241,215

	SWEDEN – 3.0%
11,085,000	Transcom Holding AB, 7.225%, (3-Month Euribor + 525 basis points), 12/15/2026(4),(5)	10,409,070

Bluebay Destra International Event-driven Credit Fund
Schedule of Investments (continued) (unaudited)
As of June 30, 2025

Shares or Principal Amount	Description	Value
	INTERNATIONAL DEBT SECURITIES (continued)
	UNITED KINGDOM – 2.8%
	Frigo Debtco PLC:
10,471,446	11.000%, 04/27/2028(8)	$2,888,590
1,911,313	11.000%, 04/27/2028(8),(9)	1,828,525
3,674,338	12.000%, 04/27/2028(8)	3,515,184
7,510,000	House of Fraser Funding PLC, 6.650%, (3-Month GBP Libor + 575 basis points), 07/17/2025(1),(3),(4),(10),(11)	10,600
1,153,513	Mcom Investments, Ltd., 20.000%, 09/30/2026(8)	1,238,936
		9,481,835
	TOTAL INTERNATIONAL DEBT SECURITIES (Cost $72,100,850)	58,996,800

	INTERNATIONAL EQUITIES – 16.9%
	BERMUDA – 3.1%
869,788	Odfjell Drilling, Ltd.	5,732,864
2,802,769	Ventura Offshore Holding, Ltd.	4,791,437
		10,524,301
	FRANCE – 0.5%
42,590	Atos S.E.(10)	1,614,061

	LUXEMBOURG – 3.6%
27,661,445	Constellation Oil Services Holding SA(10)	12,300,414

	NORWAY – 6.0%
1,077,964	DOF Group ASA(3),(10)	9,469,747
9,760,901	Jacktel AS(1),(3),(10)	2,893,634
5,589,340	Moreld AS(10)	8,262,748
		20,626,129
	UNITED KINGDOM – 3.7%
6,052,454	Gym Group PLC(3),(10)	12,606,860

	TOTAL INTERNATIONAL EQUITIES (Cost $46,204,212)	57,671,765

	PRIVATE COMPANIES – 1.0%
	AUSTRALIA – 0.0%
65,000	Quintis Australia Pty, Ltd., Common Shares(1),(3)	—
	Quintis Australia Pty, Ltd., Corporate Debt:
$8,538	7.500%, 10/01/2026(1),(8),(9)	922
$117,000	12.000%, 10/01/2028(1),(8),(9)	—
		922
	BERMUDA – 0.1%
439,483	FLOATEL INT LTD(1),(3),(10)	477,713
Shares or Principal Amount	Description	Value
	PRIVATE COMPANIES (continued)
	GERMANY – 0.2%
1,953,515	Johanna 405 Vermögensverwaltungs GmbH(1),(3),(10)	$412,763
2,864,834	Johanna 410 Vermögensverwaltungs GmbH(1),(3),(10)	353,102
		765,865
	LUXEMBOURG – 0.1%
3,500	Avation PLC, Warrants, 11/01/2026(10)	1,918
331,734	Bond HoldCo SA, Class A Shares(1),(3)	4
29,130,535	Paper Industries TopCo, Ltd., Common Shares(1),(3)	256,461
20,773	Paper Industries TopCo, Ltd., Warrants, 07/18/2025(1),(3)	183
1,642,591	Takko, A Shares(1),(3),(10)	19
1,642,591	Takko, B Shares(1),(3),(10)	19
1,642,591	Takko, C Shares(1),(3),(10)	19
1,642,591	Takko, D Shares(1),(3),(10)	19
1,642,591	Takko, E Shares(1),(3),(10)	19
1,642,591	Takko, F Shares(1),(3),(10)	19
1,642,591	Takko, G Shares(1),(3),(10)	19
1,642,591	Takko, H Shares(1),(3),(10)	20
1,642,591	Takko, I Shares(1),(3),(10)	20
1,642,591	Takko, J Shares(1),(3),(10)	20
		258,759
	NETHERLANDS – 0.6%
650,714	Compact Bidco BV, Common Shares(1),(3)	1,909,597
1,540,083	Sprint Intermediate Co B.V., Class B(1),(3)	8,470
548,561	Sprint Intermediate Co B.V., Class C(1),(3)	3,017
		1,921,084
	UNITED KINGDOM – 0.0%
5,956	Frigo Debtco PLC, Common Shares(1),(3)	13,983
9,570	Frigo Newco 1 Ltd., Common Shares(1),(3)	22,467
234	Praesidiad, Ltd., Common Shares(1),(3)	—
		36,450
	TOTAL PRIVATE COMPANIES (Cost $1,402,142)	3,460,793

Bluebay Destra International Event-driven Credit Fund
Schedule of Investments (continued) (unaudited)
As of June 30, 2025

Shares or Principal Amount or Contracts	Description	Value
	PURCHASED OPTIONS CONTRACTS – 1.8%
	PUT OPTIONS – 1.8%
4,570	EURO STOXX 50 Index(10) Broker: Citigroup Expiration Date: 6/19/2026 Exercise Price: $4,500 Notional Value: $205,650,000	$6,163,787
	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $7,232,131)	6,163,787

	SHORT-TERM INVESTMENTS – 2.3%
	UNITED STATES – 2.3%
$8,012,041	BlackRock Liquidity Funds FedFund Portfolio – Institutional Class, 4.223%(12)	8,012,041
	TOTAL SHORT-TERM INVESTMENTS (Cost $8,012,041)	8,012,041

	TOTAL INVESTMENTS – 99.4% (Cost $338,368,885)	$339,374,172
	Other Assets in Excess of Liabilities – 0.6%	1,935,988
	TOTAL NET ASSETS – 100.0%	$341,310,160
Shares or Principal Amount or Contracts	Description	Value
	WRITTEN OPTIONS CONTRACT – (1.0)%
	PUT OPTIONS – (1.0)%
(4,570)	EURO STOXX 50 Index(10) Broker: Citigroup Expiration Date: 6/19/2026 Exercise Price: $4,000 Notional Value: $182,800,000	$(3,358,164)
	TOTAL WRITTEN OPTIONS CONTRACT (Proceeds $3,970,319)	$(3,358,164)

(1)	Fair valued using significant unobservable inputs.
(2)	Principal amount shown in Swiss Franc; value shown in U.S. Dollars.
(3)	Restricted investment as to resale.
(4)	Floating rate security. Rate as of June 30, 2025 is disclosed.
(5)	Principal amount shown in Euro; value shown in U.S. Dollars.
(6)	Principal amount shown in Norwegian Krone; value shown in U.S. Dollars.
(7)	Investment made through a participation in a settlement claim.
(8)	Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying cash.
(9)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by management. At June 30, 2025, the total value of these securities is $6,684,676, representing 2.0% of net assets.
(10)	Non-income producing security.
(11)	Security is in default.
(12)	The rate is the annualized seven-day yield as of June 30, 2025.

Bluebay Destra International Event-driven Credit Fund
Schedule of Investments (continued) (unaudited)
As of June 30, 2025

At June 30, 2025, the BlueBay Destra International Event-Driven Credit Fund had outstanding forward foreign exchange contracts as set forth below:

Currency Purchased	Currency Sold	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
British Pound	U.S. Dollar	9/17/2025	Citibank	1,070,000.00	$1,467,009	$430
Euro Currency	U.S. Dollar	9/17/2025	Citibank	15,812,926.00	18,658,886	191,855
Japanese Yen	U.S. Dollar	9/17/2025	Citibank	1,413,524,984.00	9,872,757	(29,233)
Norwegian Krone	U.S. Dollar	9/17/2025	Citibank	11,324,508.00	1,119,596	(8,082)
					$31,118,248	$154,970

U.S. Dollar	British Pound	9/17/2025	Citibank	11,476,049.00	$15,734,086	$(193,203)
U.S. Dollar	Euro Currency	9/17/2025	Citibank	164,081,735.00	193,612,658	(3,553,591)
U.S. Dollar	Norwegian Krone	9/17/2025	Citibank	498,229,966.00	49,257,443	764,329
U.S. Dollar	Swiss Franc	9/17/2025	Citibank	5,305,742.00	6,731,377	(126,658)
					$265,335,564	$(3,109,123)

Total						$(2,954,153)

At June 30, 2025, the BlueBay Destra International Event-Driven Credit Fund had open swap contracts as set forth below:

Centrally Cleared Credit Default Swap Contracts:

Underlying Instrument	Counterparty	Pay Rate/ Frequency	Maturity Date	Notional Amount at Value(1)		Premium (Paid) Received	Value	Unrealized Appreciation/ (Depreciation)
Markit iTraxx Europe Crossover Index Swap(2)	Morgan Stanley	5.000%/Quarterly	6/20/2030	EUR	44,240,000	2,656,817	(4,914,249)	$(2,257,432)

(1)	The maximum potential amount the Fund may pay or receive should a credit event take place as defined under the terms of the contract.
(2)	The underlying issuer is ITRX XOVER CDSI S43 5Y Corp.

Bluebay Destra International Event-driven Credit Fund
Schedule of Investments (continued) (unaudited)
As of June 30, 2025

Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Board.

Additional information on each restricted investment held by the Fund at June 30, 2025 is as follows:

Security Description	Acquisition Date	Cost	Value	% of Net Assets
Ahmad Hamad AI Gosaibi & Brothers TL, 0.000%	10/28/2021	$540,958	$156,192	—%
Ahmad Hamad AI Gosaibi & Brothers TL, 0.000%	2/11/2022	600,411	194,917	0.1
Ahmad Hamad AI Gosaibi & Brothers TL, 0.000%	9/27/2022	1,454,685	505,341	0.1
Bond HoldCo SA, Class A Shares	5/31/2024	3,601	4	—
BOS GmbH & Co. KG, 11.031%	6/11/2025	3,938,763	4,045,981	1.2
BOS GmbH & Co. KG, 0.000%	3/27/2025	1,752,289	2,565,693	0.8
BOS GmbH & Co. KG, 0.000%	3/27/2025	940,595	1,377,214	0.4
Compact Bidco BV, Common Shares	11/28/2024	—	1,909,597	0.6
Compact Bidco BV, 12.000%	11/25/2024	16,780,147	18,324,818	5.4
Compact Bidco BV, 12.000%	3/28/2025	4,258,787	4,611,326	1.4
DOF Group ASA	3/14/2023	5,580,328	9,469,747	2.8
FLOATEL INT LTD	10/03/2024	422,667	477,713	0.1
Frigo Debtco PLC, Common Shares	2/21/2023	—	13,983	—
Frigo Newco 1 Ltd., Common Shares	10/30/2023	224,493	22,467	—
Galileo Global Technologies Ltd, 13.750%	2/14/2025	7,000,000	7,052,814	2.1
Government of Bahamas, 8.425%	7/30/2024	6,042,019	6,750,001	2.0
Gym Group PLC	3/17/2023	9,263,394	12,606,860	3.7
House of Fraser Funding PLC, 6.650%	3/27/2019	71,368	10,600	—
IFA Holding GmbH TL, 0.000%	8/21/2023	44,692	45,512	—
IFA Holding GmbH TL, 7.954%	8/21/2023	322,227	423,733	0.1
IFA Holding GmbH TL, 8.355%	2/11/2022	1,410,301	1,445,250	0.4
IFA Holding GmbH TL, 8.355%	2/11/2022	1,276,295	1,307,607	0.4
Jacktel AS	3/16/2022	1,832,278	2,893,634	0.8
Johanna 405 Vermögensverwaltungs GmbH	3/26/2025	—	412,763	0.1
Johanna 410 Vermögensverwaltungs GmbH	3/26/2025	—	353,102	0.1
Leoni Bordnetz-Systeme GmbH, 5.927%	11/30/2023	15,895,925	18,727,513	5.5
Moreld AS, 9.875%	1/27/2025	3,000,000	2,951,750	0.9
Paper Industries TopCo, Ltd., Common Shares	5/20/2019	626,356	256,461	0.1
Paper Industries TopCo, Ltd., Warrants, 06/23/2025	5/17/2024	—	183	—
Praesidiad, Ltd., 10.598%	6/6/2024	329,454	302,296	0.1
Praesidiad, Ltd., 10.598%	6/11/2024	324,570	302,296	0.1
Praesidiad, Ltd., 10.598%	11/8/2023	621,120	717,233	0.2
Praesidiad, Ltd., 9.598%	6/12/2024	2,667,493	2,782,653	0.8
Praesidiad, Ltd., 8.000%	2/21/2025	402,032	380,862	0.1
Praesidiad, Ltd., 0.250%	6/12/2024	6,425,517	147,864	—
Praesidiad, Ltd., 0.000%	2/21/2025	98,539	94,040	—
Praesidiad, Ltd., Common Shares	5/28/2024	—	—	—

Bluebay Destra International Event-driven Credit Fund
Schedule of Investments (continued) (unaudited)
As of June 30, 2025

Security Description	Acquisition Date	Cost	Value	% of Net Assets
Quintis Australia Pty, Ltd., Common Shares	10/30/2019	—	—	—%
Sprint Intermediate Co B.V., Class B	2/12/2025	—	8,470	—
Sprint Intermediate Co B.V., Class C	2/12/2025	—	3,017	—
Standard Profil Automotive GmbH TL, 15.000%	5/2/2025	5,743,283	6,471,040	1.9
Standard Profil Automotive GmbH TL, 15.000%	5/2/2025	1,525,351	1,660,606	0.5
Standard Profil Automotive GmbH TL, 15.000%	3/14/2025	5,442,765	6,488,022	1.9
Takko Luxembourg TL, 15.000%	2/23/2023	12,170,912	17,069,120	5.0
Takko, A Shares	2/23/2023	—	19	—
Takko, B Shares	2/23/2023	—	19	—
Takko, C Shares	2/23/2023	—	19	—
Takko, D Shares	2/23/2023	—	19	—
Takko, E Shares	2/23/2023	—	19	—
Takko, F Shares	2/23/2023	—	19	—
Takko, G Shares	2/23/2023	—	19	—
Takko, H Shares	2/23/2023	—	20	—
Takko, I Shares	2/23/2023	—	20	—
Takko, J Shares	2/23/2023	—	20	—
Varta AG, 11.747%	3/25/2025	4,874,091	5,315,952	1.6
Varta AG, 5.497%	3/26/2025	4,377,923	4,512,628	1.3
Varta AG, 5.497%	3/26/2025	346,939	353,782	0.1
Varta AG, 9.747%	3/26/2025	3,318,713	3,426,245	1.0
Varta AG, 5.497%	3/26/2025	217,547	215,422	0.1
Varta Consumer Batteries GmbH, 11.747%	3/25/2025	963,963	1,069,001	0.3
Ventura Offshore Midco, Ltd., 10.000%	3/21/2024	9,646,795	9,692,352	2.8
Total		$142,779,586	$159,925,870	46.9%